Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 23, 2016
Registrant Name	PACIFIC GLOBAL FUND INC
Central Index Key	0000890206
Amendment Flag	false
Document Creation Date	May 23, 2016
Document Effective Date	May 23, 2016
Prospectus Date	May 01, 2016
BALANCED FUND | BALANCED FUND CLASS A
Prospectus:
Trading Symbol	PAABX